Risks and Uncertainties (Details) (Predecessor)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Risks and uncertainties
Number of insurance companies and related subsidiaries, rated A or better	3	3
Finance receivables | Credit risk
Risks and uncertainties
Percentage of risks	31.00%
Structured settlement business | Credit risk
Risks and uncertainties
Percentage of risks	90.80%	91.50%